Accounting Changes - Additional Information (Detail) - Accounting Standards Update 2016-13 [Member] $ in Billions	Jan. 01, 2020 USD ($)
Increase in allowance for credit losses due to new accounting standard	$ 1.5
Decrease in retained earnings due to new accounting standard	$ 1.1